Consolidated Statements of Loss and Comprehensive Loss (Parenthetical) - $ / shares	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Profit or loss [abstract]
Basic and diluted loss per share	$ (0.17)	$ (0.13)
Basic and diluted loss per share	$ (0.17)	$ (0.13)